18. FINANCIAL INSTRUMENTS (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contractual Values
Fair value	$ 7,251,558	$ 26,988,319
Year 2019	270,024,661	202,128,617
Year 2020	77,090,530	91,959,668
Year 2021	83,398,097	50,800,120
Subsequent	234,134,625	140,075,730
Total	664,647,913	484,964,135
Non-hedge derivatives
Contractual Values
Fair value	(778,377)	(48,103)
Year 2019	8,522,980	3,545,025
Year 2020	0	0
Year 2021	0	0
Subsequent	0	0
Total	8,522,980	3,545,025
Exchange rate hedges
Contractual Values
Fair value	8,029,935	27,036,422
Year 2019	261,501,681	198,583,592
Year 2020	77,090,530	91,959,668
Year 2021	83,398,097	50,800,120
Subsequent	234,134,625	140,075,730
Total	656,124,933	481,419,110
Cash flows hedges | Swap
Contractual Values
Fair value	6,872,891	6,211,554
Year 2019	26,060,139	21,235,992
Year 2020	12,719,285	22,485,899
Year 2021	10,692,449	10,300,122
Subsequent	87,696,085	38,086,768
Total	137,167,958	92,108,781
Cash flows hedges | Forward
Contractual Values
Fair value	6,804,921	16,827,058
Year 2019	43,799,849	63,138,503
Year 2020	58,149,745	58,085,036
Year 2021	72,705,648	40,499,998
Subsequent	139,201,419	95,585,374
Total	313,856,661	257,308,911
Net investment hedges | Swap
Contractual Values
Fair value	(781,765)	1,421,003
Year 2019	12,871,167	5,094,576
Year 2020	0	11,388,733
Year 2021	0	0
Subsequent	7,237,121	6,403,588
Total	20,108,288	22,886,897
Net investment hedges | Forward
Contractual Values
Fair value	(3,689,904)	919,468
Year 2019	102,173,720	33,969,214
Year 2020	6,221,500	0
Year 2021	0	0
Subsequent	0	0
Total	108,395,220	33,969,214
Fair value hedges | Forward
Contractual Values
Fair value	(1,176,208)	1,657,339
Year 2019	76,596,806	75,145,307
Year 2020	0	0
Year 2021	0	0
Subsequent	0	0
Total	$ 76,596,806	$ 75,145,307